UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2024—November 30, 2025

Item	1: Reports to Shareholders.

TABLE OF CONTENTS

New Jersey Long-Term Tax-Exempt Fund Investor Shares - VNJTX

New Jersey Long-Term Tax-Exempt Fund Admiral™ Shares - VNJUX

Vanguard New Jersey Long-Term Tax-Exempt Fund

Investor Shares (VNJTX)

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark index.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, as reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  For the Fund, having a longer overall duration than its benchmark was a detractor given the rise in yields at the longer end of the curve. An overweight allocation to lower-rated bonds, notably those below investment grade, added value.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2015, Through November 30, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg NJ Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,266	$10,278	$10,206
2016	$10,483	$10,486	$10,342
2016	$10,763	$10,811	$10,527
2016	$10,106	$10,139	$9,978
2017	$10,317	$10,375	$10,232
2017	$10,632	$10,649	$10,493
2017	$10,879	$10,886	$10,620
2017	$10,918	$10,927	$10,535
2018	$10,845	$10,884	$10,489
2018	$11,025	$11,031	$10,610
2018	$11,114	$11,171	$10,672
2018	$11,081	$11,128	$10,654
2019	$11,373	$11,446	$10,921
2019	$11,864	$11,920	$11,289
2019	$12,250	$12,324	$11,602
2019	$12,189	$12,260	$11,559
2020	$12,699	$12,745	$11,955
2020	$12,012	$11,904	$11,738
2020	$12,553	$12,626	$11,978
2020	$12,807	$12,830	$12,125
2021	$12,905	$12,986	$12,081
2021	$13,240	$13,260	$12,294
2021	$13,358	$13,429	$12,385
2021	$13,353	$13,374	$12,364
2022	$12,901	$12,927	$12,001
2022	$12,227	$12,301	$11,459
2022	$11,976	$12,211	$11,316
2022	$12,009	$12,188	$11,295
2023	$12,107	$12,341	$11,390
2023	$12,328	$12,523	$11,515
2023	$12,320	$12,555	$11,508
2023	$12,587	$12,846	$11,779
2024	$12,941	$13,119	$12,007
2024	$12,744	$12,914	$11,823
2024	$13,198	$13,351	$12,209
2024	$13,415	$13,522	$12,360
2025	$13,413	$13,553	$12,362
2025	$12,943	$13,214	$12,063
2025	$13,099	$13,422	$12,219
2025	$13,749	$13,932	$12,686

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	2.49%	1.43%	3.24%
Bloomberg NJ Municipal Bond Index	3.03%	1.66%	3.37%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$2,918
Number of Portfolio Holdings	934
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$352

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	8.1%
1 to 3 Years	4.1%
3 to 5 Years	3.1%
5 to 10 Years	12.7%
10 to 20 Years	35.8%
20 to 30 Years	31.7%
Greater than 30 Years	2.9%
Other Assets and Liabilities—Net	1.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Investor Share class was reduced.

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR14

Vanguard New Jersey Long-Term Tax-Exempt Fund

Admiral™ Shares (VNJUX)

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark index.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, as reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  For the Fund, having a longer overall duration than its benchmark was a detractor given the rise in yields at the longer end of the curve. An overweight allocation to lower-rated bonds, notably those below investment grade, added value.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2015, Through November 30, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg NJ Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$50,000	$50,000	$50,000
2016	$51,339	$51,390	$51,032
2016	$52,438	$52,431	$51,710
2016	$53,853	$54,054	$52,635
2016	$50,580	$50,694	$49,890
2017	$51,650	$51,876	$51,162
2017	$53,241	$53,245	$52,465
2017	$54,488	$54,432	$53,100
2017	$54,698	$54,636	$52,676
2018	$54,346	$54,420	$52,443
2018	$55,262	$55,156	$53,049
2018	$55,715	$55,854	$53,360
2018	$55,559	$55,638	$53,271
2019	$57,036	$57,229	$54,607
2019	$59,509	$59,599	$56,446
2019	$61,459	$61,620	$58,012
2019	$61,163	$61,301	$57,794
2020	$63,734	$63,723	$59,773
2020	$60,302	$59,519	$58,692
2020	$63,027	$63,130	$59,889
2020	$64,317	$64,149	$60,623
2021	$64,822	$64,928	$60,406
2021	$66,518	$66,302	$61,471
2021	$67,123	$67,147	$61,923
2021	$67,111	$66,870	$61,818
2022	$64,853	$64,633	$60,007
2022	$61,480	$61,505	$57,295
2022	$60,228	$61,056	$56,578
2022	$60,408	$60,939	$56,477
2023	$60,912	$61,704	$56,948
2023	$62,034	$62,615	$57,576
2023	$62,008	$62,774	$57,542
2023	$63,363	$64,229	$58,896
2024	$65,157	$65,596	$60,034
2024	$64,177	$64,572	$59,115
2024	$66,478	$66,757	$61,045
2024	$67,584	$67,610	$61,799
2025	$67,586	$67,765	$61,812
2025	$65,225	$66,070	$60,313
2025	$66,024	$67,110	$61,093
2025	$69,307	$69,659	$63,428

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	2.55%	1.51%	3.32%
Bloomberg NJ Municipal Bond Index	3.03%	1.66%	3.37%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$2,918
Number of Portfolio Holdings	934
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$352

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	8.1%
1 to 3 Years	4.1%
3 to 5 Years	3.1%
5 to 10 Years	12.7%
10 to 20 Years	35.8%
20 to 30 Years	31.7%
Greater than 30 Years	2.9%
Other Assets and Liabilities—Net	1.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR514

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024
(a) Audit Fees.	$32,000	$32,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$32,000	$32,000

(e)           (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)            Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,514,219	$3,802,420
Tax Fees.	$1,622,344	$1,960,472
All Other Fees.	$25,000	$293,000
Total.	$3,161,563	$6,055,892

(h)         For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended November 30, 2025
Vanguard New Jersey Long-Term Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	27
Tax information	28

New Jersey Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.3%)
New Jersey (88.7%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/2026	200	201
[1]	Atlantic City Board of Education GO	4.000%	4/1/2027	210	213
[1]	Atlantic City Board of Education GO	4.000%	4/1/2028	230	236
[1]	Atlantic City Board of Education GO	4.000%	4/1/2029	215	222
[1]	Atlantic City Board of Education GO	4.000%	4/1/2030	170	176
[1]	Atlantic City Board of Education GO	4.000%	4/1/2031	175	181
[1]	Atlantic City Board of Education GO	4.000%	4/1/2032	175	180
[1]	Atlantic City Board of Education GO	4.000%	4/1/2033	180	185
[1]	Atlantic City Board of Education GO	4.000%	4/1/2034	150	154
[2]	Atlantic City NJ GO	5.000%	3/1/2032	750	770
[2]	Atlantic City NJ GO	5.000%	3/1/2037	4,420	4,511
[1]	Atlantic City NJ GO	5.000%	3/1/2037	1,010	1,031
[2]	Atlantic City NJ GO	5.000%	3/1/2042	710	720
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/2028	250	264
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/2029	200	216
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/2035	350	385
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2036	275	285
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2037	710	732
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2038	350	359
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2039	300	306
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2047	810	753
	Atlantic County NJ GO	2.000%	6/1/2035	1,160	1,006
	Atlantic County NJ GO	2.000%	6/1/2038	785	632
	Atlantic County NJ GO	2.000%	6/1/2039	1,310	1,030
	Bergen County NJ GO	3.000%	7/15/2035	2,460	2,457
	Bergenfield Borough NJ GO	3.000%	8/1/2040	1,645	1,516
	Bergenfield Borough NJ GO	3.000%	8/1/2041	1,645	1,483
	Bergenfield Borough NJ GO	3.000%	8/1/2042	1,645	1,449
	Borough of New Providence NJ GO	3.000%	7/15/2037	1,500	1,444
	Bridgewater-Raritan Regional School District GO	3.000%	7/15/2043	6,655	5,730
	Burlington County NJ GO	3.000%	5/1/2033	1,745	1,737
	Burlington County NJ GO	3.000%	5/1/2034	1,790	1,775
	Burlington Township Board of Education GO	2.250%	2/15/2043	2,565	1,909
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/2047	500	524
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	4.000%	7/15/2027	100	100
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/2032	970	1,026
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/2052	1,865	1,838
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/2062	10,120	9,789
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2052	2,325	2,423
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2062	7,655	7,944
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/2032	515	528
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/2034	500	512
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	225	226
	Camden County NJ GO	3.000%	3/1/2033	550	548
	Cape May NJ GO	3.000%	10/1/2031	1,000	1,000
	Cape May NJ GO	2.375%	10/1/2032	3,815	3,582
[1]	Carlstadt Borough NJ GO	2.000%	6/15/2032	1,700	1,522
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2036	500	563
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2036	550	620
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2037	1,020	1,139
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2037	775	866
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2038	2,500	2,772

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2039	1,600	1,763
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2039	660	727
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2040	1,600	1,746
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2040	910	993
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2041	2,600	2,809
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2041	1,920	2,074
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2042	1,950	2,084
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2042	2,420	2,587
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2043	1,725	1,827
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	4.000%	11/1/2044	3,250	3,090
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2044	2,000	2,104
[1]	Clifton Board of Education GO	2.000%	8/15/2040	3,875	2,822
[1]	Clifton Board of Education GO	2.125%	8/15/2042	1,850	1,285
[1]	Clifton Board of Education GO	2.125%	8/15/2043	1,155	778
[1]	Clifton Board of Education GO	2.250%	8/15/2045	7,940	5,241
[2]	Deptford Township Board of Education GO	2.500%	7/15/2037	1,090	922
	East Brunswick Township Board of Education GO	4.000%	5/15/2033	350	367
	East Brunswick Township Board of Education GO	3.000%	5/15/2037	620	584
	East Brunswick Township Board of Education GO	3.000%	5/15/2038	500	468
	East Brunswick Township Board of Education GO	3.000%	5/15/2039	730	682
	East Brunswick Township Board of Education GO	3.000%	5/15/2040	755	682
[1]	East Orange NJ (East Orange Board of Education Project) GO	3.000%	10/15/2034	400	395
[1]	East Orange NJ (East Orange Board of Education Project) GO	3.000%	10/15/2035	400	390
[2]	East Rutherford Board of Education GO	2.250%	7/15/2041	668	483
	Edgewater Borough NJ GO	1.000%	2/15/2034	1,105	906
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2030	165	169
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2038	545	542
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/2040	375	387
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2046	815	741
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2051	3,300	2,900
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/2054	500	499
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2056	11,030	9,512
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/2060	1,000	819
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/2064	775	761
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2040	1,575	1,488
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2060	3,850	3,154
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	5.000%	8/1/2035	250	274
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2037	300	306
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2038	615	624
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2040	665	668
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2056	3,800	3,508
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2060	1,000	911
	Essex County NJ GO	2.000%	9/1/2033	1,905	1,703
	Essex County NJ GO	3.000%	8/15/2034	1,495	1,489
	Essex County NJ GO	3.000%	8/15/2035	3,000	2,958
	Essex County NJ GO	3.000%	8/15/2036	4,880	4,761
	Essex County NJ GO	2.000%	9/1/2036	1,250	1,044
	Essex County NJ GO	2.000%	9/1/2037	2,035	1,657
	Essex County NJ GO	2.000%	9/1/2047	3,900	2,416
	Ewing Township Board of Education GO	4.000%	7/15/2034	3,040	3,095
	Ewing Township Board of Education GO	4.000%	7/15/2035	3,045	3,090
	Flemington Raritan Regional Board of Education GO	3.000%	9/1/2039	1,950	1,811
	Fort Lee Borough NJ GO	2.000%	11/1/2033	2,715	2,384
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/2046	5,500	5,615
[4]	Freddie Mac Pool	3.350%	6/1/2038	4,170	3,905
	Freehold Township Board of Education GO	4.125%	8/15/2043	5,000	5,058
	Freehold Township Board of Education GO	4.250%	8/15/2045	8,000	8,071
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/2028	3,200	3,375
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2028	6,535	5,948
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	5.000%	7/1/2033	275	301
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	5.000%	7/1/2034	350	382

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/2038	1,750	1,799
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/2051	2,500	2,363
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2036	725	804
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2038	1,150	1,260
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2039	650	709
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2040	1,250	1,351
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2041	1,150	1,234
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2042	700	745
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2043	1,000	1,057
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2043	2,535	2,760
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2044	1,000	1,053
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2044	1,600	1,726
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2049	4,000	4,164
[1]	Haddon Township NJ GO	2.000%	3/1/2032	970	874
	Hoboken NJ GO	3.000%	2/15/2052	610	456
	Howell Township NJ GO	2.000%	10/1/2036	1,980	1,592
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	5.000%	10/1/2026	1,500	1,528
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	5.000%	10/1/2027	1,000	1,042
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2034	2,000	1,985
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2035	2,000	1,962
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2036	2,000	1,908
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2037	2,000	1,875
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2038	2,000	1,847
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2039	3,980	3,619
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/2051	11,500	10,663
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/2037	2,120	2,170
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/2042	1,300	1,301
	Hudson County NJ BAN GO	4.000%	2/26/2026	5,000	5,016
	Hudson County NJ GO	3.000%	11/15/2033	2,450	2,434
	Hudson County NJ GO	2.000%	11/15/2034	1,775	1,508
	Hudson County NJ GO	2.000%	11/15/2035	1,000	829
	Hudson County NJ GO	2.125%	11/15/2036	1,920	1,573
	Hudson County NJ GO	2.125%	11/15/2037	1,000	800
	Hudson County NJ GO	2.250%	11/15/2038	1,520	1,206
	Hudson County NJ GO	2.375%	11/15/2039	1,000	787
	Hudson County NJ GO	2.375%	11/15/2040	1,000	763
	Hudson County NJ GO	3.000%	11/15/2041	1,700	1,469
[1]	Jersey City Board of Education GO	5.000%	8/15/2038	350	393
[1]	Jersey City Board of Education GO	5.000%	8/15/2039	450	503
[1]	Jersey City Board of Education GO	4.000%	8/15/2040	650	669
[1]	Jersey City Board of Education GO	4.000%	8/15/2041	500	510
[1]	Jersey City Board of Education GO	4.125%	8/15/2042	875	890
[1]	Jersey City Board of Education GO	4.125%	8/15/2043	625	629
[1]	Jersey City Board of Education GO	4.125%	8/15/2044	1,150	1,146
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2041	800	939
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2042	400	464
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2044	1,250	1,424
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2045	460	523
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2048	1,000	1,129
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2051	1,465	1,649
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2055	2,475	2,781
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2041	400	469
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2042	1,000	1,160
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2044	365	416
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2045	250	284
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2048	1,200	1,354
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.000%	10/15/2049	2,000	2,101
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.250%	10/15/2054	1,455	1,549
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2055	1,570	1,766
	Jersey City NJ GO	4.000%	10/1/2026	1,180	1,193

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jersey City NJ GO	5.000%	10/1/2027	3,560	3,707
	Jersey City NJ GO	5.000%	10/1/2028	2,425	2,579
	Jersey City NJ GO	5.000%	11/1/2031	510	532
	Jersey City NJ GO	5.000%	11/1/2033	415	432
	Jersey City NJ GO	4.000%	11/1/2034	2,000	2,035
	Jersey City NJ GO	4.000%	11/1/2035	1,170	1,187
[2]	Jersey City NJ GO	4.000%	10/1/2037	2,860	2,955
	Jersey City NJ GO	5.000%	11/1/2037	1,000	1,032
	Jersey City NJ GO	3.000%	2/15/2038	7,635	7,157
[2]	Jersey City NJ GO	4.125%	10/1/2038	2,300	2,375
[2]	Jersey City NJ GO	4.375%	10/1/2042	2,000	2,042
[1]	Kearny NJ GO	3.000%	2/1/2030	1,680	1,679
[1]	Lakewood Township NJ GO	2.000%	11/1/2032	1,610	1,431
[1]	Lenape Regional High School District GO	4.000%	1/1/2041	3,750	3,821
[1]	Lenape Regional High School District GO	4.000%	1/1/2042	2,000	2,026
[2]	Lindenwold Boro School District GO	3.000%	2/1/2035	1,355	1,333
	Lodi Borough NJ GO	3.000%	2/1/2039	1,090	1,022
	Madison Borough Board of Education GO	1.000%	8/15/2031	2,525	2,248
	Mercer County NJ GO	0.050%	2/15/2032	5,000	3,978
[5]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/2053	26,000	27,214
[3]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue TOB VRDO	2.880%	12/1/2025	9,650	9,650
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/2034	1,800	1,811
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/2036	50	52
	Monmouth County NJ GO	3.000%	7/15/2026	2,815	2,815
	Monmouth County NJ GO	5.000%	7/15/2034	580	626
	Monmouth Regional High School District GO	3.000%	2/1/2032	1,255	1,258
	Monmouth Regional High School District GO	3.000%	2/1/2033	1,015	1,016
	New Brunswick NJ BAN GO	5.000%	4/28/2026	1,800	1,816
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2030	2,000	2,033
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2039	1,025	1,037
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/2026	605	610
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/2026	2,320	2,348
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	1,160	1,161
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	4,000	4,118
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2028	2,220	2,390
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/2030	835	824
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/2030	2,100	2,127
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	2,115	2,078
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	2,820	2,829
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	8,165	8,311
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2034	5,825	5,833
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2036	3,405	3,475
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2037	700	714
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2046	40	38
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/2048	5,000	5,013
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2031	100	109
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2035	2,620	2,810
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2037	1,440	1,531
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2039	2,125	2,241
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/2044	9,495	9,176
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/2049	6,875	6,363
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/2026	4,970	5,082
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	5,060	5,187
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	2,500	2,575
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2028	6,790	7,283
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	11/1/2045	735	744
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.375%	7/1/2047	310	282
	New Jersey Economic Development Authority Charter School Aid Revenue	5.125%	11/1/2055	2,920	2,921
	New Jersey Economic Development Authority Charter School Aid Revenue	5.250%	11/1/2060	2,320	2,321
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	4.000%	6/15/2029	840	838
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2039	825	826
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2049	380	360

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2054	2,185	2,057
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	4.000%	7/1/2029	450	448
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/2038	795	798
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/2050	1,100	1,017
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/2026	535	540
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/2027	560	573
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2037	130	128
	New Jersey Economic Development Authority Charter School Aid Revenue (TEAM Academy Charter School Project)	5.000%	12/1/2048	2,465	2,482
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2030	650	670
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2037	1,470	1,503
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2042	7,000	7,092
[3]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2027	5,000	5,226
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/2041	3,105	3,086
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/2049	5,000	4,612
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/2044	4,905	4,634
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2037	1,065	1,219
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2038	2,440	2,771
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	2,000	2,253
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/2026	2,515	2,517
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2031	345	373
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2035	4,500	4,810
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2037	4,400	4,459
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2038	3,605	3,639
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2039	4,150	4,173
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2030	600	627
[2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2037	2,385	2,469
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	6,225	6,349
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	2,900	3,008
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	4,290	4,449
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	1,800	1,867
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2035	2,290	2,415
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/2040	3,065	3,113
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	1,150	1,150
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2030	200	195
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	2,500	2,516
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2035	2,000	2,000
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	5,985	5,865
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2037	1,350	1,351
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	1,220	1,167
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2047	1,750	1,649
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2047	6,905	6,113
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2048	8,000	7,662
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye Inc. 2017 Project)	5.000%	6/1/2032	2,345	2,430
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2027	6,000	6,182
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2028	6,000	6,338
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	935	963
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	3,000	3,028
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	295	305
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	250	244
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	490	505
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	565	573
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	4,000	4,035

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	10,265	10,390
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	6,250	6,306
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	2,150	2,175
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2032	285	286
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	1,000	1,037
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	2,845	2,928
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	3,000	3,111
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	2,305	2,332
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	2,890	2,914
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	420	455
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2033	390	391
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,500	2,581
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,340	2,405
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	430	430
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	95	96
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,475	2,495
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	680	734
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	1,825	1,888
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	1,485	1,596
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	2,500	2,578
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	2,340	2,401
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	850	851
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	1,475	1,490
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2035	81	81
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	1,130	1,210
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	1,485	1,522
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	2,100	2,120
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2036	1,175	1,007
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2036	1,800	1,805
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2036	775	773
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	4,975	5,134
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	3,285	3,501
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2037	2,350	1,961
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2037	1,100	1,166
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2037	1,340	1,341
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2037	930	950
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	1,980	2,084
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	750	824
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2039	2,000	1,593
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2039	600	611
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2039	1,050	1,101
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2040	2,000	1,529
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2040	1,000	1,012
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2040	2,670	2,488
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2040	1,230	1,231
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2041	3,025	2,233
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2041	850	858
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2041	2,000	2,206
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	515	371
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	750	753
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2042	2,080	2,102
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2043	4,000	4,382
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2043	2,155	2,322
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2044	1,400	1,495
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	12,640	12,869
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	440	389
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2047	6,105	5,410
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2047	850	808
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2047	4,970	3,844
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/2049	1,400	1,149
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	6,695	4,903
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2050	9,450	8,389
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2050	2,850	2,681
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2052	1,125	1,051
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/2053	11,000	10,470
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/2054	6,100	6,611
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2028	275	289
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2029	400	427
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2030	280	304
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2031	275	303

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2032	250	276
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2033	275	303
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2034	350	338
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2035	225	214
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/2036	375	388
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2037	820	755
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/2038	300	307
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2039	770	686
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2040	275	242
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	5,000	5,817
[3]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	2.850%	12/1/2025	8,000	8,000
[3]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	2.820%	12/4/2025	5,625	5,625
	New Jersey Educational Facilities Authority College & University Revenue VRDO	2.750%	12/3/2025	1,000	1,000
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/2026	10	10
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2039	2,810	3,080
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2040	2,000	2,173
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	1,750	1,886
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	1,140	1,217
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	1,250	1,323
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/2048	2,120	2,165
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/2053	2,230	2,341
	New Jersey GO	2.000%	6/1/2032	3,400	3,104
	New Jersey GO	2.000%	6/1/2033	1,500	1,338
	New Jersey GO	2.000%	6/1/2034	2,500	2,179
	New Jersey GO	2.250%	6/1/2034	2,785	2,506
	New Jersey GO	2.000%	6/1/2035	1,500	1,273
	New Jersey GO	2.000%	6/1/2036	1,500	1,240
	New Jersey GO	2.000%	6/1/2037	1,500	1,205
	New Jersey GO	5.000%	6/1/2041	5,000	5,144
	New Jersey GO	5.000%	6/1/2042	4,500	4,617
	New Jersey GO, Prere.	5.000%	6/1/2027	4,000	4,145
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/2028	1,225	1,289
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/2035	630	656
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/2038	1,105	1,142
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	35	35
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,100	2,103
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,860	2,878
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/2029	465	466
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,940	2,958
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,950	1,953
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,200	2,213
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,540	1,662
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,850	1,853
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2031	500	502
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,310	2,323
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	300	308
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,055	2,081
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	1,695	1,661
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,455	2,638
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/2033	3,620	3,363
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,220	1,233
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	5,080	5,139
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	3,305	3,542
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,340	2,368
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,500	1,640
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,725	2,753
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,040	2,180
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,190	2,216
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,500	1,633
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,000	1,020
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	750	761
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	6,910	7,119
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,500	2,562
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,500	1,623
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/2036	2,000	1,670
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	3,750	3,808
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,000	1,008

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,365	2,418
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,500	1,613
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	4,670	4,717
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	6,755	6,934
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,600	3,674
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,645	1,757
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,130	1,049
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	4,360	4,383
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,380	1,381
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	1,030	943
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	3,955	3,962
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	7,000	7,118
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	13,000	13,305
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2040	3,240	2,926
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	4,075	4,112
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	8,000	7,975
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	2,625	2,328
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	12,500	12,399
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,000	1,002
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	6,000	6,511
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	2,000	2,223
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	11,445	10,803
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	2,000	2,216
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	9,135	8,719
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/2046	2,500	1,624
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2046	6,480	5,110
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	9,855	9,208
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	5,395	4,815
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	18,165	15,809
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2049	10,420	8,121
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/2051	3,235	2,074
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2051	8,175	6,243
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2051	13,130	9,752
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2051	21,200	19,276
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2052	3,280	2,822
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/2054	15,875	14,570
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	7/1/2054	3,185	3,077
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	9,600	10,293
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	9,000	9,543
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.850%	12/1/2025	21,000	21,000
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.500%	12/1/2025	10,210	10,210
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.810%	12/4/2025	10,300	10,300
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.810%	12/4/2025	3,105	3,105
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/2026	65	66
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	1,165	1,180
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	800	811
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	1,000	1,013
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	2,875	2,913
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	2,745	2,781
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.600%	5/1/2026	5,750	5,758
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	995	998
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,000	1,001
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	640	647
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.875%	4/1/2031	2,230	2,044
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2034	6,355	6,303
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/2035	8,965	8,972
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	11/1/2036	1,150	966
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2037	2,965	3,064
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/2038	3,365	3,366
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/2039	4,830	4,837
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	5/1/2040	5,530	5,599
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/2040	2,030	1,575
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2040	3,000	3,126
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/2040	2,150	1,694
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/2041	6,965	7,348
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	1,000	773
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2042	10,860	11,052
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/2043	1,100	1,065
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	10/1/2044	4,710	4,752
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/2045	3,240	2,349

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.050%	10/1/2045	11,000	11,424
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2045	1,000	721
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/2045	1,000	927
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/2046	3,825	2,711
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	10/1/2046	4,815	4,873
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2046	1,000	719
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/2047	675	640
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/2048	825	756
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/2049	2,200	1,994
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2049	865	675
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.700%	10/1/2050	5,750	5,763
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2050	8,230	8,352
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/2050	1,000	664
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.900%	11/1/2050	3,000	3,037
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.150%	11/1/2050	3,000	3,116
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	11,100	11,048
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/2051	1,000	677
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/2052	4,895	3,255
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	2,090	2,046
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	13,335	13,780
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/2053	650	584
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/2055	3,355	3,353
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/2055	7,165	7,178
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2055	6,025	6,477
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.950%	11/1/2055	1,500	1,514
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.200%	11/1/2055	5,000	5,176
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	10,605	11,905
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/2056	1,000	644
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2056	1,000	666
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	5/1/2060	1,825	1,805
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	5/1/2060	3,940	3,890
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	11/1/2060	3,720	3,767
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.250%	11/1/2060	2,000	2,081
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.250%	12/20/2065	5,100	5,620
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	1,695	1,695
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (701 Newark Avenue Project) PUT	3.150%	12/1/2028	1,720	1,719
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	4.080%	12/1/2025	2,665	2,665
[3,7]	New Jersey Housing & Mortgage Finance Agency Revenue TOB VRDO	2.890%	12/4/2025	500	500
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2044	800	868
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/2046	40	39
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/2046	1,680	1,078
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2046	2,000	2,152
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2049	2,065	2,210
[8]	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.250%	9/1/2051	60	59
[8]	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.250%	9/1/2051	2,440	1,476
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2052	2,230	2,348
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2040	2,705	1,994
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2046	6,655	4,161
	New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/2050	5,530	3,391
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2031	925	994
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2033	330	352
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2040	1,200	1,354
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2041	2,000	2,232
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2042	2,000	2,206
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2043	6,670	7,280
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2044	2,000	2,166
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2045	5,250	5,661
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.250%	7/1/2050	9,500	10,313
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.250%	7/1/2055	8,000	8,645
	New Jersey Rutgers State University College & University Revenue VRDO	2.200%	12/1/2025	24,495	24,495
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	2,995	2,906
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	6,020	5,841
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	5,285	5,336
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	2,570	2,598
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	11,685	12,357
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	565	516
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	4,705	4,294
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	755	691

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	5,805	5,867
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	1,270	1,284
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	5,060	4,491
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	8,790	8,882
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	10,550	10,660
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	1,335	1,342
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	14,045	14,187
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	2,025	2,086
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	10,105	8,135
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	1,030	823
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	1,000	1,082
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	12,240	12,961
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	1,000	1,079
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	285	212
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	3,250	3,433
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	875	589
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	6,775	4,562
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	8,335	5,342
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	2,700	1,731
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	8,370	5,104
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	1,250	772
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/2038	2,000	2,021
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2040	1,915	1,894
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	5,180	2,831
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2041	5,395	5,279
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	7,000	6,830
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	1,000	1,065
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2039	4,760	4,782
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2040	3,160	3,125
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2046	18,820	17,785
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/2050	19,000	14,333
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	8,150	7,495
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	9,365	9,869
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.000%	12/15/2028	1,245	1,339
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.500%	12/15/2032	1,000	1,193
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2036	2,000	2,050
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	3,000	3,017
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	2,495	2,308
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2044	2,715	2,597
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	13,125	12,542
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/2046	14,400	12,139
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	16,780	12,658
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	1,250	1,150
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	6,070	5,582
[3]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	2.940%	12/4/2025	5,000	5,000
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2028	5,525	5,940
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2030	215	241
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	8,000	9,061
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	8,680	8,751
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	10,055	11,090
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	5,000	4,839
[1]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	4,000	3,941
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	17,725	19,166
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	2,325	2,564
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	1,275	1,392
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	7,500	8,110
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	2,000	2,177
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	2,000	2,156
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	500	532
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	1,000	1,069
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	10,590	11,198
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	8,185	7,678

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	1,675	1,774
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	2,000	2,129
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	7,415	6,896
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2055	4,000	4,156
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	50,125	52,858
[3,7]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	2.880%	12/1/2025	4,000	4,000
[3]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	3.000%	12/1/2025	9,665	9,665
[3]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	3.000%	12/1/2025	29,195	29,195
[3]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	3.000%	12/1/2025	5,200	5,200
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	12,000	7,317
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	4,080	2,357
[3,7,9]	New Jersey Transportation Trust Fund Authority Revenue TOB VRDO	2.880%	12/4/2025	422	422
[9,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	595	578
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	175	108
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2026	12,125	12,151
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	2,495	2,864
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	2,000	2,031
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	3,890	4,044
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	6,000	5,989
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	3,020	3,021
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	1,000	1,074
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/2043	4,000	4,036
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	16,795	18,038
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	2,320	2,518
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	4,635	4,945
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	2,525	2,720
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	33,920	36,076
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	2,000	2,145
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2048	5,705	5,452
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/2048	3,555	3,617
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2049	23,920	25,643
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2050	19,660	21,266
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2051	15,000	14,213
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	6,000	6,365
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/2054	16,615	16,001
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2054	17,315	18,446
	New Jersey Turnpike Authority Highway Revenue	4.750%	1/1/2055	10,000	10,307
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	41,480	44,735
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	2.880%	12/1/2025	8,000	8,000
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	2.880%	12/1/2025	7,030	7,030
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	2.880%	12/1/2025	9,115	9,115
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	2.820%	12/4/2025	3,990	3,990
	New Milford Borough NJ GO	2.000%	4/1/2032	270	245
[2]	Newark Board of Education GO	5.000%	7/15/2032	875	978
[2]	Newark Board of Education GO	5.000%	7/15/2033	520	578
[2]	Newark Board of Education GO	4.000%	7/15/2035	500	521
[2]	Newark Board of Education GO	4.000%	7/15/2036	475	492
[2]	Newark Board of Education GO	4.000%	7/15/2037	450	464
[2]	Newark Board of Education GO	3.000%	7/15/2038	1,350	1,215
[2]	Newark Board of Education GO	3.000%	7/15/2039	1,550	1,375
[2]	Newark Board of Education GO	3.000%	7/15/2040	3,025	2,644
[2]	Newark Board of Education GO	3.000%	7/15/2041	3,855	3,319
[2]	Newark Board of Education GO	3.000%	7/15/2042	800	676
[6]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/2032	5,500	5,913
	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	4.000%	1/1/2037	8,600	8,651
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/2052	3,920	4,234
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/2062	9,370	10,460
[1]	Newark Parking Authority Lease (Non-Terminable) Revenue (Office Facility/Office Project)	5.250%	2/1/2043	1,075	1,120
[1]	Newark Parking Authority Lease (Non-Terminable) Revenue (Office Facility/Office Project)	5.500%	2/1/2051	1,600	1,655
	North Brunswick Township Board of Education GO	3.250%	8/15/2031	395	398
	North Brunswick Township Board of Education GO	3.375%	8/15/2037	1,695	1,659
	North Brunswick Township Board of Education GO	4.000%	5/15/2045	4,600	4,603
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2037	1,485	1,730
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2038	1,000	1,164
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2039	1,100	1,278

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2040	1,100	1,264
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2041	1,000	1,138
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2042	1,045	1,173
	Ocean City NJ GO	2.250%	9/15/2032	2,370	2,179
	Ocean City NJ GO	3.000%	10/15/2037	4,380	4,157
	Ocean City NJ GO	2.000%	10/15/2038	4,380	3,563
	Ocean County NJ GO	4.375%	11/1/2041	3,405	3,609
	Passaic County Improvement Authority Charter School Aid Revenue	4.125%	7/1/2033	1,000	1,023
	Passaic County Improvement Authority Charter School Aid Revenue	4.500%	7/1/2040	1,200	1,210
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	7/1/2044	1,000	1,009
	Passaic County Improvement Authority Charter School Aid Revenue	4.750%	1/1/2045	1,060	988
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/2055	1,000	941
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/2060	1,700	1,560
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	4.250%	7/1/2033	520	533
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.250%	7/1/2043	1,340	1,377
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.375%	7/1/2053	1,000	1,020
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.500%	7/1/2058	2,000	2,047
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/2033	720	721
[8]	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (North Borough Haledon Project)	4.000%	12/1/2054	1,000	956
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/2033	110	116
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/2034	125	131
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/2036	145	140
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/2037	150	143
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/2044	755	614
	Passaic County Improvement Authority Miscellaneous Revenue (Paterson City Project)	5.000%	6/15/2035	1,200	1,237
	Passaic County NJ GO	3.000%	5/1/2032	540	546
	Passaic County NJ GO	1.000%	12/1/2035	1,675	1,302
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2035	1,615	1,552
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2036	1,495	1,412
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2037	1,935	1,795
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2038	970	884
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2039	500	448
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/2041	360	393
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/2043	800	861
	Pemberton Township NJ BAN GO	4.000%	5/21/2026	4,000	4,024
	Rancocas Valley Regional High School District GO	3.000%	3/15/2039	1,300	1,215
	Rancocas Valley Regional High School District GO	3.000%	3/15/2040	1,300	1,174
	Ridgewood Bergen County NJ GO	2.000%	1/15/2042	505	379
	Saddle Brook Township NJ GO	2.125%	2/15/2033	500	445
	Saddle Brook Township NJ GO	2.250%	2/15/2034	500	441
	Salem County NJ GO	2.000%	6/15/2028	1,150	1,096
[2]	Salem County NJ GO	3.000%	6/15/2033	270	268
	Salem County NJ GO	2.000%	6/15/2036	1,680	1,366
	Salem County NJ GO	2.000%	6/15/2037	1,835	1,449
[2]	Sayreville School District GO	4.000%	1/15/2042	2,160	2,195
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/2034	1,915	1,918
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/2039	2,910	2,913
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2028	200	213
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2028	1,140	1,216
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2029	500	544
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	500	544
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2031	500	543
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2032	500	541
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2033	500	540
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2038	1,500	1,684
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2039	2,285	2,334
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2039	1,000	1,078
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2039	2,110	2,348
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2040	2,125	2,124
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2040	1,250	1,336
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2041	3,250	3,425
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2041	1,750	1,856
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	8,975	9,207
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	2,000	2,065
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/2047	2,635	2,645
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	12,235	11,059

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	3,265	3,042
[1]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	1,305	1,216
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	5,900	6,118
[2]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	3,650	3,824
	South Orange & Maplewood School District GO	2.000%	11/1/2031	215	196
	South Orange & Maplewood School District GO	2.000%	8/15/2032	115	104
	South Orange & Maplewood School District GO	2.000%	8/15/2034	205	177
	South Orange & Maplewood School District GO	2.250%	11/1/2037	1,120	924
	South Orange & Maplewood School District GO	3.000%	8/15/2038	1,125	1,048
	South Orange & Maplewood School District GO	2.250%	11/1/2038	1,000	805
[2]	South Orange & Maplewood School District GO	2.500%	11/1/2039	1,955	1,604
	South Orange & Maplewood School District GO	2.000%	8/15/2040	1,550	1,132
	South Orange & Maplewood School District GO	2.125%	8/15/2041	1,525	1,097
	South Orange & Maplewood School District GO	2.500%	11/1/2042	3,100	2,311
	Sussex County Municipal Utilities Authority Resource Recovery Revenue (Landfill Expansion Project)	3.000%	12/1/2041	1,100	964
	Tenafly School District GO	3.375%	8/1/2039	1,670	1,648
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	2,310	2,429
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,500	1,576
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	5,750	6,018
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	2,645	2,750
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	2,955	3,059
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	10,945	11,292
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2036	2,595	2,667
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	5,910	5,879
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2037	8,650	8,855
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2046	21,815	21,678
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2046	6,410	6,223
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/2046	1,045	1,048
	Toms River Board of Education GO	3.000%	7/15/2033	175	157
	Toms River Board of Education GO	3.000%	7/15/2036	1,815	1,574
	Toms River Board of Education GO	3.000%	7/15/2037	1,925	1,654
	Toms River Board of Education GO	3.000%	7/15/2038	750	635
	Union County Improvement Authority Lease (Non-Terminable) Revenue (Union County Administration Complex Project)	4.125%	4/15/2054	2,500	2,407
	Union County Township NJ BAN GO	4.000%	4/2/2026	5,000	5,022
	Union County Township NJ GO	1.000%	8/1/2032	1,094	923
	Vineland NJ GO	4.000%	11/1/2041	2,600	2,628
[2]	West Deptford Township Board of Education GO	4.250%	7/15/2044	2,200	2,207
	West Deptford Township NJ GO	3.000%	2/15/2032	640	642
	West Windsor-Plainsboro NJ Regional School District GO	2.375%	8/1/2036	3,325	2,916
	Willingboro Township NJ GO	2.125%	9/1/2033	200	175
[1]	Willingboro Township School District GO	4.125%	8/15/2043	4,075	4,090
	Woolwich Township NJ GO	3.000%	5/1/2040	1,740	1,605
	Woolwich Township NJ GO	3.000%	5/1/2041	1,740	1,570
					2,589,223
American Samoa (0.0%)
[3,8]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	101
Delaware (0.8%)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2034	170	191
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2035	1,000	984
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2036	1,000	962
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2036	170	190
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2037	1,000	943
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2037	350	389
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2037	170	189
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2038	1,000	925
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2038	170	188
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2038	600	684
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2039	150	166
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2040	700	714
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2040	170	187
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2040	500	563
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2040	650	732
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2041	450	456
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2041	185	202
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2041	1,440	1,608
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2041	750	837
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2042	750	755

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2042	170	184
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2042	1,500	1,660
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2042	1,000	1,107
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2043	1,500	1,645
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2043	750	822
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2044	1,745	1,893
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2044	700	760
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2046	1,000	970
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2049	1,000	1,065
					21,971
Guam (0.3%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	250	275
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2040	115	126
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	120	129
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2050	4,000	4,138
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	1,665	1,746
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	200	203
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	390	430
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,780	1,710
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	55	56
					8,813
New York (5.5%)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/2028	505	525
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	5,560	5,953
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	3,140	3,223
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2037	3,300	3,865
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	1,000	1,020
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2039	4,605	5,283
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2040	1,000	1,126
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2040	500	560
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2041	1,520	1,686
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2041	1,530	1,719
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2042	2,555	2,813
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	4,000	4,342
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	240	263
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	2,000	2,216
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2043	1,000	1,090
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	525	564
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	1,730	1,859
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2043	1,000	1,087
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2044	1,310	1,417
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2044	1,095	1,190
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	1,480	1,591
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2045	2,145	2,317
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2046	2,575	2,469
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2048	3,315	3,499
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2049	3,500	3,711
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2049	6,850	7,272
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/2049	8,000	7,392
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	11,825	12,533
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2052	5,000	5,234
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	2,000	2,113
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	8,000	8,392
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	19,105	20,119
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	5,170	5,447
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	31,745	33,525
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2055	1,200	1,299
[3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	2.950%	12/1/2025	2,135	2,135
					160,849
Pennsylvania (1.5%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2033	2,250	2,329
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2033	135	146
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/2034	1,660	1,661
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2034	1,000	1,034
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2034	135	146
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2035	175	188
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2036	2,260	2,332
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2036	155	166
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2037	5,490	5,660

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2037	150	160
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2042	17,000	17,350
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2037	1,000	1,052
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2038	3,900	4,092
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2039	3,500	3,674
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2037	1,000	1,151
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	1,000	1,142
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2039	875	992
					43,275
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	1,647	1,684
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	2,547	2,702
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	3,663	4,033
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	680	490
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	2,708	2,704
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	1,048	1,040
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	3,508	3,369
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	4,083	3,771
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	1,080	1,125
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	5,010	5,232
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,315	2,428
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	285	295
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	780	807
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	258
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	70	73
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,260	2,071
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	1,000	916
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	746	707
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	602	533
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	1,001	820
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	843	639
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	5,088	4,954
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	178	173
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	1,867	633
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	1,000	910
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	1,134	1,068
					43,435
Total Tax-Exempt Municipal Bonds (Cost $2,887,013)					2,867,667

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	3,711	2,375
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	1,525	995
Total Taxable Municipal Bonds (Cost $3,163)				3,370
Total Investments (98.4%) (Cost $2,890,176)				2,871,037
Other Assets and Liabilities—Net (1.6%)				46,499
Net Assets (100%)				2,917,536
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $171,283, representing 5.9% of net assets.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Securities with a value of $417 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

New Jersey Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	139	29,032	(11)
5-Year U.S. Treasury Note	March 2026	131	14,379	39
Ultra 10-Year U.S. Treasury Note	March 2026	123	14,293	46
				74

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2026	(109)	(13,182)	(120)
				(46)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/22/2026	RBC	470	Buy	5-Year MMD AAA General Obligation Scale	3.460%	22	22	—
4/22/2026	MSCS	350	Buy	5-Year MMD AAA General Obligation Scale	3.460%	16	16	—
4/23/2026	JPMC	1,230	Buy	5-Year MMD AAA General Obligation Scale	3.380%	53	53	—
4/28/2026	MSCS	775	Buy	30-Year MMD AAA General Obligation Scale	4.700%	63	63	—
4/28/2026	JPMC	515	Buy	30-Year MMD AAA General Obligation Scale	4.700%	42	42	—
4/29/2026	RBC	773	Buy	30-Year MMD AAA General Obligation Scale	4.650%	56	56	—
5/6/2026	RBC	210	Buy	10-Year MMD AAA General Obligation Scale	3.620%	15	15	—
5/6/2026	MSCS	195	Buy	10-Year MMD AAA General Obligation Scale	3.640%	14	14	—
5/19/2026	RBC	340	Buy	15-Year MMD AAA General Obligation Scale	4.060%	22	22	—
5/19/2026	MSCS	312	Buy	15-Year MMD AAA General Obligation Scale	4.060%	20	20	—
8/20/2026	RBC	2,000	Buy	5-Year MMD AAA General Obligation Scale	2.790%	19	19	—
8/20/2026	MSCS	860	Buy	5-Year MMD AAA General Obligation Scale	2.840%	10	10	—
						352	352	—
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,890,176)	2,871,037
Investment in Vanguard	69
Cash	4,721
Receivables for Investment Securities Sold	1,643
Receivables for Accrued Income	43,894
Receivables for Capital Shares Issued	2,158
Variation Margin Receivable—Futures Contracts	9
Unrealized Appreciation—Over-the-Counter Swap Contracts	352
Other Assets	102
Total Assets	2,923,985
Liabilities
Payables for Investment Securities Purchased	2,688
Payables for Capital Shares Redeemed	1,107
Payables for Distributions	2,540
Payables to Vanguard	114
Total Liabilities	6,449
Net Assets	2,917,536
At November 30, 2025, net assets consisted of:

Paid-in Capital	2,985,280
Total Distributable Earnings (Loss)	(67,744)
Net Assets	2,917,536

Investor Shares—Net Assets
Applicable to 31,171,616 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	356,052
Net Asset Value Per Share—Investor Shares	$11.42

Admiral™ Shares—Net Assets
Applicable to 224,252,497 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,561,484
Net Asset Value Per Share—Admiral Shares	$11.42

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Interest	101,275
Total Income	101,275
Expenses
The Vanguard Group—Note B
Investment Advisory Services	352
Management and Administrative—Investor Shares	371
Management and Administrative—Admiral Shares	1,616
Marketing and Distribution—Investor Shares	20
Marketing and Distribution—Admiral Shares	120
Custodian Fees	51
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	13
Shareholders’ Reports and Proxy Fees—Admiral Shares	22
Trustees’ Fees and Expenses	2
Other Expenses	16
Total Expenses	2,615
Expenses Paid Indirectly	(51)
Net Expenses	2,564
Net Investment Income	98,711
Realized Net Gain (Loss)
Investment Securities Sold	(11,475)
Futures Contracts	(53)
Swap Contracts	(53)
Realized Net Gain (Loss)	(11,581)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(10,825)
Futures Contracts	(69)
Swap Contracts	352
Change in Unrealized Appreciation (Depreciation)	(10,542)
Net Increase (Decrease) in Net Assets Resulting from Operations	76,588

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	98,711	87,115
Realized Net Gain (Loss)	(11,581)	(3,145)
Change in Unrealized Appreciation (Depreciation)	(10,542)	75,953
Net Increase (Decrease) in Net Assets Resulting from Operations	76,588	159,923
Distributions
Investor Shares	(11,206)	(9,547)
Admiral Shares	(85,934)	(76,193)
Total Distributions	(97,140)	(85,740)
Capital Share Transactions
Investor Shares	59,999	22,163
Admiral Shares	275,796	135,908
Net Increase (Decrease) from Capital Share Transactions	335,795	158,071
Total Increase (Decrease)	315,243	232,254
Net Assets
Beginning of Period	2,602,293	2,370,039
End of Period	2,917,536	2,602,293

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.55	$11.21	$11.06	$12.75	$12.66
Investment Operations
Net Investment Income[1]	.410	.393	.376	.345	.342
Net Realized and Unrealized Gain (Loss) on Investments	(.137)	.333	.146	(1.614)	.190
Total from Investment Operations	.273	.726	.522	(1.269)	.532
Distributions
Dividends from Net Investment Income	(.403)	(.386)	(.372)	(.344)	(.342)
Distributions from Realized Capital Gains	—	—	—	(.077)	(.100)
Total Distributions	(.403)	(.386)	(.372)	(.421)	(.442)
Net Asset Value, End of Period	$11.42	$11.55	$11.21	$11.06	$12.75
Total Return[2]	2.49%	6.58%	4.81%	-10.06%	4.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$356	$298	$268	$250	$305
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.66%	3.44%	3.39%	2.99%	2.68%
Portfolio Turnover Rate	27%	41%	36%	38%	23%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%, 0.17%, 0.17%, and 0.17%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.55	$11.21	$11.06	$12.75	$12.66
Investment Operations
Net Investment Income[1]	.416	.402	.385	.354	.353
Net Realized and Unrealized Gain (Loss) on Investments	(.137)	.333	.146	(1.614)	.189
Total from Investment Operations	.279	.735	.531	(1.260)	.542
Distributions
Dividends from Net Investment Income	(.409)	(.395)	(.381)	(.353)	(.352)
Distributions from Realized Capital Gains	—	—	—	(.077)	(.100)
Total Distributions	(.409)	(.395)	(.381)	(.430)	(.452)
Net Asset Value, End of Period	$11.42	$11.55	$11.21	$11.06	$12.75
Total Return[2]	2.55%	6.66%	4.89%	-9.99%	4.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,561	$2,304	$2,102	$1,997	$2,453
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.72%	3.52%	3.47%	3.07%	2.76%
Portfolio Turnover Rate	27%	41%	36%	38%	23%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the year ended November 30, 2025, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

New Jersey Long-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $69,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $51,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

New Jersey Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,867,667	—	2,867,667
Taxable Municipal Bonds	—	3,370	—	3,370
Total	—	2,871,037	—	2,871,037
Derivative Financial Instruments
Assets
Futures Contracts[1]	85	—	—	85
Swap Contracts	—	352	—	352
Total	85	352	—	437
Liabilities
Futures Contracts[1]	(131)	—	—	(131)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	2,654
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(17,153)
Capital Loss Carryforwards	(50,705)
Qualified Late-Year Losses	—
Other Temporary Differences	(2,540)
Total	(67,744)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	96,919	85,674
Ordinary Income*	221	66
Long-Term Capital Gains	—	—
Total	97,140	85,740
*	Includes short-term capital gains, if any.
As of November 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,888,542
Gross Unrealized Appreciation	52,860
Gross Unrealized Depreciation	(70,013)
Net Unrealized Appreciation (Depreciation)	(17,153)

New Jersey Long-Term Tax-Exempt Fund
F.	During the year ended November 30, 2025, the fund purchased $908,702,000 of investment securities and sold $668,784,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2025, such purchases were $63,535,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	145,916	13,033	93,624	8,207
Issued in Lieu of Cash Distributions	9,628	860	8,047	706
Redeemed	(95,545)	(8,542)	(79,508)	(6,989)
Net Increase (Decrease)—Investor Shares	59,999	5,351	22,163	1,924
Admiral Shares
Issued	619,296	55,635	346,683	30,411
Issued in Lieu of Cash Distributions	59,666	5,331	53,046	4,652
Redeemed	(403,166)	(36,189)	(263,821)	(23,166)
Net Increase (Decrease)—Admiral Shares	275,796	24,777	135,908	11,897
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard New Jersey Tax-Free Funds and Shareholders of Vanguard New Jersey Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q140 012026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certifications filed herewith.

(a)(2)   Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 23, 2026

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.